Note 29 - Financial Instruments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
2
9
.
Financial instruments

(US dollars in thousands)	2018	2017	2016
Financial assets
Trade and other receivables	7,511	20,448	-
Cash and cash equivalents	1,939	10,970	28
Total	9,450	31,418	28

Financial Liabilities
Loans and borrowings	21,762	20,015	8,001
Trade and other payables	13,268	5,878	186
Finance leases payable	578	240	-
Total	35,608	26,133	8,187

(a) Financial risk management

The Group’s principal financial instruments are bank balances, cash and medium-term loans. The main purpose of these financial instruments is to manage the Group’s funding and liquidity requirements. The Group also has other financial instruments such as trade receivables and trade payables which arise directly from its operations.
The Group is exposed through its operations to the following financial risks:

●	Liquidity risk

●	Credit risk

●	Interest rate risk

●	Foreign currency risk

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. Policy for managing risks is set by the Chief Financial Officer and is implemented by the Group’s finance department. All risks are managed centrally with a tight control of all financial matters.

(b) Liquidity risk

Liquidity risk is the risk that the Group will
not
be able to meet its financial obligations as they fall due. The Group considers that it has no
significant liquidity risk. The Group held cash resources of
$1.9
(
2017:
$10.9
) million with related party loan of
$19.0
(
2017:
$19.0
) million. The ratio of current assets to current liabilities is
1.03
(
2017:
2.53:1
). The Group manages its liquidity as a whole and ensures that there are sufficient available cash resources for each Group company to operate effectively.

(c) Credit risk

The primary risk arises from the Group’s receivables from customers. The majority of the Group’s customers are long standing and have been a customer of the Group for many years. Losses have occurred infrequently. The Group is mainly exposed to credit risks from credit sales but the Group has no
significant concentrations of credit risk and keeps the credit status of customers under review. Credit risks of customers of new customers are reviewed before entering into contracts. The debtor exposure is monitored by Group finance and the local entities review and report their exposure on a monthly basis.

The Group does
not
consider the exposure to the above risks to be significant and has therefore not
presented a sensitivity analysis on the identified risks.

The credit quality of debtors neither past due nor impaired is good. Refer to note
17
for further analysis on trade receivables.

(d) Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk on sales and purchases that are denominated in currencies other than the respective functional currencies of the Group entities to which they relate, primarily with respect to GBP and USD, but also between USD and AUD.

The Group’s investments in overseas subsidiaries are
not
hedged as those currency positions are either USD denominated and/or considered to be long-term in nature.

The Group is exposed to foreign exchange risk on
$7.4
million of trade and other receivables denominated in AUD. In addition, the Group is exposed to foreign exchange risk on
$6.1
million or trade and other payables, of which
$4.9
million is denominated in AUD and
$1.2
million in GBP.

The related party loans are denominated in USD, and therefore, foreign currency risk is eliminated.

(e) Interest rate risk

As a result of the related party loan agreement the Group is exposed to interest rate volatility. However, the interest rate is fixed for the medium term, therefore, the risk is largely mitigated for the near future. The Group will continue to monitor the movements in the wider global economy.